Dividends	12 Months Ended
Sep. 30, 2022
Dividends
Dividends

Note 29. Dividends

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Dividends not recognised at year end
Since year end the Directors have proposed the following dividends:
Final dividend 64 cents per share (2021: 60 cents, 2020: 31 cents) all fully franked at 30%	2,241	2,201	1,120	2,241	2,201
Total dividends not recognised at year end	2,241	2,201	1,120	2,241	2,201

The Board has determined a final fully franked dividend of 64 cents per share, to be paid on 20 December 2022 to shareholders on the register at the record date of 18 November 2022.

Shareholders can choose to receive their dividends as cash or reinvest for an equivalent number of shares under the Dividend Reinvestment Plan (DRP).

The Board has determined to issue shares to satisfy the Dividend Reinvestment Plan (DRP) for the 2022 final ordinary dividend. The market price used to determine the number of shares issued under the DRP will be set over the 10 trading days commencing 23 November 2022, with no discount applied.

Details of dividends recognised during the year are provided in the statement of changes in equity.

Australian franking credits available to the Parent Entity for subsequent years are $3,298 million (2021: $3,857 million, 2020: $3,448 million). This is calculated as the year end franking credit balance, adjusted for the Australian current tax liability and the proposed 2022 final dividend.

New Zealand imputation credits

New Zealand imputation credits of NZ$0.08 (2021: NZ$0.07, 2020: NZ$0.07) per share will be attached to the proposed 2022 final dividend. New Zealand imputation credits available to the Parent Entity for subsequent years are NZ$678 million (2021: NZ$820 million, 2020: NZ$980 million). This is calculated on the same basis as the Australian franking credits but using the New Zealand current tax liability.